ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of accounts receivable - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of accounts receivable [Line Items]
Related party	Total current assets
Current assets	$ 724	$ 158
Qatar Airways [Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of accounts receivable [Line Items]
Tax No.	Foreign
Related party	Qatar Airways
Relationship	Indirect shareholder
Country of origin	Qatar
Currency	US$
Current assets	$ 703	148
TAM Aviação Executiva e Taxi Aéreo S.A. [Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of accounts receivable [Line Items]
Tax No.	Foreign
Related party	TAM Aviação Executiva e Taxi Aéreo S.A.
Relationship	Common shareholder
Country of origin	Brazil
Currency	BRL
Current assets	$ 2	1
Granja Marina Tornagaleones S.A. [Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of accounts receivable [Line Items]
Tax No.	87.752.000-5
Related party	Granja Marina Tornagaleones S.A.
Relationship	Common shareholder
Country of origin	Chile
Currency	CLP
Current assets	$ 6	6
Parque de Chile S.A. [Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of accounts receivable [Line Items]
Tax No.	76.335.600-0
Related party	Parque de Chile S.A.
Relationship	Related director
Country of origin	Chile
Currency	CLP
Current assets	$ 2	2
Rio Dulce S.A. [Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of accounts receivable [Line Items]
Tax No.	96.989.370-3
Related party	Rio Dulce S.A.
Relationship	Related director
Country of origin	Chile
Currency	CLP
Current assets	$ 4	$ 1
Inversiones Costa Verde Ltda. y CPA. [Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of accounts receivable [Line Items]
Tax No.	96.810.370-9
Related party	Inversiones Costa Verde Ltda. y CPA.
Relationship	Related director
Country of origin	Chile
Currency	CLP
Current assets	$ 7